S000037466 [Member] Expense Example - U.S. Strategic Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 679
Expense Example, with Redemption, 3 Years	919
Expense Example, with Redemption, 5 Years	1,178
Expense Example, with Redemption, 10 Years	1,916
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	596
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	2,246
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	1,134
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	957
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	1,125
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	$ 899